Transamerica Morgan Stanley Active International Allocation VP
Summary Prospectus
May 1, 2012
Class	Initial & Service
& Ticker	Not Applicable
This summary prospectus is designed to provide shareholders with key portfolio information in a clear and concise format. Before you invest, you may want to review the portfolio's prospectus, which contains more information about the portfolio and its risks. You can find the portfolio's prospectus and other information about the portfolio, including the portfolio's statement of additional information and most recent reports to shareholders, online at http://www.transamericaseriestrust.com/prospectus. You can also get this information at no cost by calling 866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com, or from your financial professional. The portfolio's prospectus and statement of additional information, dated May 1, 2012, as supplemented from time to time, and the independent registered public accounting firm’s report and financial statements in the portfolio's annual report to shareholders, dated December 31, 2011, are incorporated by reference into this summary prospectus.
Investment Objective: Seeks to provide long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.
Shareholder Fees (fees paid directly from your investment)
	Class of Shares
	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class of Shares
	Initial	Service
Management fees	0.85%	0.85%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.22%	0.22%
Total annual fund operating expenses	1.07%	1.32%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Share Class	1 year	3 years	5 years	10 years
Initial	$ 109	$ 372	$ 656	$ 1,464
Service	$ 134	$ 418	$ 723	$ 1,590
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 46% of the average value of its portfolio.

Principal Investment Strategies: The portfolio’s sub-adviser, Morgan Stanley Investment Management Inc. (the “sub-adviser”), primarily invests the portfolio’s assets, under normal circumstances, in accordance with region, country, sector and industry weightings determined by the sub-adviser, primarily in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.
The sub-adviser utilizes a “top-down” approach that emphasizes region, country, sector and industry selection and weighting rather than individual stock selection. The sub-adviser seeks to capitalize on the significance of region, country, sector and industry selection in international equity portfolio returns by over and underweighting regions, countries, sectors and industries based primarily on three factors: (i) valuation; (ii) dynamics/fundamental change; and (iii) market momentum/technicals. In a “top-down” approach, the sub-adviser looks at broad market factors and chooses certain sectors or industries within the market, based on those factors.
The sub-adviser analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International - Europe, Australasia, Far East Index. These countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore.
The portfolio may invest in emerging markets or developing countries and, with regard to such investments, may make global, regional and sector allocations to emerging markets, as well as allocations to specific emerging markets or developing countries. The sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.
The portfolio may invest up to 10% of its net assets in foreign real estate companies, which are similar to entities organized and operated as real estate investment trusts (“REITs”) in the United States. The sub-adviser may utilize futures, forwards, options, swaps and other derivative instruments to manage the risks of the portfolio and for other purposes, such as gaining exposure to currencies underlying various securities or financial instruments held in the portfolio.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may do so without limit.
Principal Risks: Risk is inherent in all investing. Many factors affect the portfolio's performance. There is no assurance the portfolio will meet its investment objective. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the portfolio. You may lose money if you invest in this portfolio.
•	Active Trading – The portfolio is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would be subject to tax at ordinary income tax rates upon distribution.
•	Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the portfolio for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. To the extent that the portfolio’s assets are used for cash management or defensive investing purposes, it will be more difficult for the portfolio to achieve its objective.
•	Currency – The value of the portfolio’s securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
•	Derivatives – Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives also can have a leveraging effect and increase portfolio volatility. The portfolio may also have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. The portfolio's investments in derivative instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.
•	Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign securities risks. These risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility.
•	Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline.
•	Expenses – Your actual costs of investing in the portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
•	Foreign Securities – Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.
•	Liquidity – Some securities held by the portfolio may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss.
•	Manager – The sub-adviser to the portfolio actively manages the portfolio’s investments. Consequently, the portfolio is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
•	Market – The market prices of the portfolio's securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
•	Portfolio Selection – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect.
•	Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates.
•	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

•	Tactical Asset Allocation – Tactical asset allocation is a dynamic investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that under perform other securities.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower. Absent any limitation of the portfolio’s expenses, total returns would be lower. In the “10 Years or Since Inception” column of the table, returns are shown for ten years or since inception of the class, whichever is less. Index returns are shown for ten years.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamericaseriestrust.com or by calling 1-888-233-4339.
The historical financial information for periods prior to May 1, 2002 has been derived from the financial history and performance of the predecessor portfolio, T. Rowe Price International Stock Portfolio of Endeavor Series Trust.
Annual Total Returns (calendar years ended December 31) - Initial Class
	Quarter Ended	Return
Best Quarter:	06/30/2009	24.22%
Worst Quarter:	09/30/2011	-19.89%
Average Annual Total Returns (periods ended December 31, 2011)
	1 Year	5 Years	10 Years or Since Inception	Inception Date
Initial Class	-14.29%	-3.71%	4.06%	04/08/1991
Service Class	-14.56%	-3.98%	6.69%	05/01/2003
Morgan Stanley Capital International-Europe, Australasia, Far East Index (reflects no deduction for fees, expenses or taxes)	-11.73%	-4.26%	5.12%
Management:
Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Morgan Stanley Investment Management Inc.
Portfolio Manager:
Ann D. Thivierge, Portfolio Manager since 2002
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds. Shares of the portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the portfolio’s net asset value determined after receipt of a request in good order.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the portfolio and/or its affiliates may pay the intermediary for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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